Summary of Significant Accounting Policies (Net Income (Loss) Per Share) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Net (loss) income attributable to Deswell Industries, Inc.:
Net (loss) income attributable to Deswell Industries, Inc.	$ 6,190	$ 1,376	$ (4,934)
Basic weighted average common shares outstanding	15,885	16,035	16,056
Basic net (loss) income per share	$ 0.39	$ 0.09	$ (0.31)
Effect of dilutive securities - Options	100
Diluted weighted average common and potential common shares outstanding	15,985	16,035	16,056
Diluted net (loss) income per share	$ 0.39	$ 0.09	$ (0.31)
Potential common shares related to stock options excluded from the computation of diluted net income (loss) per share		532,000	532,000